Equity (Details) - Schedule of assumptions used to value stock options granted using a Black-Scholes model - Series A Warrants [Member] - $ / shares		6 Months Ended	12 Months Ended
	Jul. 10, 2018	Jun. 30, 2021	Dec. 31, 2020
Equity (Details) - Schedule of assumptions used to value stock options granted using a Black-Scholes model [Line Items]
Terms of warrants	48 months	12 months	18 months
Exercise price	$ 2.6	$ 1.18	$ 1.18
Risk free rate of interest	2.77%	0.16%	0.12%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	2 months	2 months 5 days	2 months 13 days